TRADE AND AMOUNTS RECEIVABLE (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
TRADE AND AMOUNTS RECEIVABLE
Write-offs of trade receivables	$ 0.1	$ 0.1
Trade receivables write-off			$ 0.2